Financial Risk Management - Liquidity Risk - Insurance and reinsurance subsidiaries and Non-insurance companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Portfolio investments cash and investments, net	$ 54,151.3	$ 51,576.6
Insurance and reinsurance companies | Fairfax India
Financial Risk Management
Investments lacking liquidity or inactively traded	1,117.5	1,129.6
Insurance and reinsurance companies | Long equity total return swap contracts
Financial Risk Management
Cash payments on settlement of derivative contracts	30.9
Cash received from settlement of derivative contracts		$ 176.9
Non-insurance companies | AGT credit facilities
Financial Risk Management
Repayments of borrowings in next fiscal year	$ 371.8
Liquidity risk | Insurance and reinsurance companies | Investments that may lack liquidity or are inactively traded
Financial Risk Management
Risk exposure percentage	14.10%	12.70%